UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Jun 30, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      August 13, 2008

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 370,246 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

ANHEUSER BUSCH COS INC   COM	         035229103  14252     229100	SH         SOLE               229100    0       0
BURLINGTON NTHN SANTA FE COM             12189T104  27214     272850    SH         SOLE               272850    0       0
CHENIERE ENERGY INC      COM NEW         16411R208  11230     2605481   SH         SOLE               2605481   0       0
CHOICEPOINT INC          COM		 170388102  38558     799960    SH         SOLE               799960    0       0
CLEAR CHANNEL COMMS      COM             184502102  21613     614700    SH         SOLE               614700    0       0
CSX CORP                 COM             126408103  29886     477107    SH         SOLE               447107    0       0
ELECTRONIC DATA SYS NEW  COM             285661104  46816     1900000   SH         SOLE               1900000   0       0
ENERGY EAST CORP         COM             29266M109  879       35500     SH         SOLE               35500     0       0
FREEPORT-MCMORAN C&G     COM             35671D857  2781      23700     SH         SOLE               23700     0       0
NAVTEQ CORP              COM             63936L100  53893     700000    SH         SOLE               70000     0       0
NVR INC                  COM             62944T105  22994     45759     SH         SOLE               45759     0       0
OMNICOM GROUP INC        NOTE 7/3        681919AM8  10047     10000000  PRN        SOLE               10000000  0       0
PRIDE INTL INC DEL       COM             74153Q102  26458     560430    SH         SOLE               560430    0       0
RIO TINTO PLC            SPONSORED ADR   767204100  15444     31404     SH         SOLE               31404     0       0
UNION PAC CORP           COM             907818108  48181     639266    SH         SOLE               639266    0       0